Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 120
Actuarial losses (gains) due to:
Experience	11	$ 5
Demographic assumption changes	14
Economic assumption changes	119	(835)
Return on plan assets (excluding interest income)	(129)	869
Ending balance	124	120
Pension defined benefit plans [member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	3,794	4,560
Current service cost	41	43
Past service cost - amendment	0	(6)
Interest cost	184	127
Plan participants' contributions	0
Actuarial losses (gains) due to:
Experience	11	5
Demographic assumption changes	14	0
Economic assumption changes	119	(835)
Benefits paid	(308)	(299)
Impact of changes in foreign exchange rates	(66)	199
Ending balance	3,789	3,794
Pension defined benefit plans [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	3,722	4,510
Interest cost	181	127
Plan participants' contributions	0
Actuarial losses (gains) due to:
Benefits paid	(308)	(299)
Return on plan assets (excluding interest income)	129	(869)
Impact of changes in foreign exchange rates	(67)	205
Employer contributions	59	59
Administration costs	(10)	(11)
Ending balance	3,706	3,722
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(57)
Actuarial losses (gains) due to:
Experience	(10)	(13)
Demographic assumption changes	1
Economic assumption changes	16	(112)
Return on plan assets (excluding interest income)	(17)	91
Ending balance	(76)	(57)
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	466	584
Interest cost	22	16
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Experience	(10)	(13)
Demographic assumption changes	1	0
Economic assumption changes	16	(112)
Benefits paid	(38)	(40)
Impact of changes in foreign exchange rates	(10)	28
Ending balance	450	466
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	523	587
Interest cost	25	16
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Benefits paid	(38)	(40)
Return on plan assets (excluding interest income)	17	(91)
Impact of changes in foreign exchange rates	(15)	39
Employer contributions	12	11
Administration costs	(1)	(2)
Ending balance	$ 526	$ 523